Note 16 - Quarterly Consolidated Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Quarterly Financial Information [Text Block]
(
16
)

QUARTERLY CONSOLIDATED FINANCIAL DATA (Unaudited)

The following tables present certain unaudited consolidated quarterly financial information for each of the eight
quarters ended
December 31, 2016.
In our opinion, this quarterly information has been prepared on the same basis as the consolidated financia
l statements and includes all adjustments (consisting only of normal recurring adjustments) necessary to present fairly the information for the periods presented. The results of operations for any quarter are not
necessarily indicative of results for the full year or for any future period.

Year-over-year quarterly comparisons of our results of operations may
not
be as meaningful as the sequential quarterly comparisons set forth below that tend to reflect the cyclical and seasonal activity of the semiconduct or and ATE markets. Quarterly fluctuations in expenses are related directly to sales activity and volume and may
also reflect the timing of operating expenses incurred throughout the year.

	Quarters Ended
	3/31/16	6/30/16	9/30/16	12/31/16	Total
Net revenues	$8,647	$10,485	$10,823	$10,272	$40,227
Gross margin	4,067	5,329	5,577	5,405	20,378
Earnings before income tax expense	124	749	1,721	1,613	4,207
Income tax expense	43	263	631	612	1,549
Net earnings	81	486	1,090	1,001	2,658

Net earnings per common share - basic	$0.01	$0.05	$0.11	$0.10	$0.26
Weighted average common shares outstanding - basic	10,390,002	10,295,836	10,295,447	10,273,702	10,313,747
Net earnings per common share - diluted	$0.01	$0.05	$0.11	$0.10	$0.26
Weighted average common shares outstanding - diluted	10,404,244	10,310,692	10,318,715	10,297,439	10,332,920

	Quarters Ended
	3/31/15	6/30/15	9/30/15	12/31/15	Total
Net revenues	$10,188	$11,559	$9,203	$7,939	$38,889
Gross margin	4,918	5,846	4,323	3,611	18,698
Earnings (loss) before income tax expense (benefit)	671	1,659	407	(154)	2,583
Income tax expense (benefit)	233	579	97	(187)	722
Net earnings	438	1,080	310	33	1,861

Net earnings per common share - basic	$0.04	$0.10	$0.03	$0.00	$0.18
Weighted average common shares outstanding - basic	10,465,414	10,471,888	10,473,928	10,481,612	10,473,210
Net earnings per common share - diluted	$0.04	$0.10	$0.03	$0.00	$0.18
Weighted average common shares outstanding - diluted	10,483,527	10,494,457	10,498,911	10,498,369	10,493,830